Significant Accounting Policies - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Disclosure of changes in accounting estimates [abstract]
Cost of sales	€ 0.1	€ 10.7